Condensed Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands		Preferred Stock [Member] Redeemable Convertible Preferred Stock [Member]		Common Stock [Member]		Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2020		$ 21,878						$ (23,020)	$ (23,020)
Balance, shares at Dec. 31, 2020		18,881,400	[1]	349,736
Share-based compensation						346			346
Net loss								(4,581)	(4,581)
Other comprehensive income							370		370
Public offering of shares, net of issuance costs				$ 2		7,643			7,645
Public offering of shares, net of issuance costs, shares				295,125
Conversion of preferred shares into ordinary shares		$ (21,878)				21,878			21,878
Conversion of preferred shares into ordinary shares, shares		(18,881,400)	[1]	1,650,875
Balance at Dec. 31, 2021				$ 2		29,867	370	(27,601)	2,638
Balance, shares at Dec. 31, 2021			[1]	2,295,736	[2]
Share-based compensation						543			543
Net loss								(7,825)	(7,825)
Other comprehensive income							(1,965)		(1,965)
Public offering of shares, net of issuance costs				$ 3		27,867			27,870
Public offering of shares, net of issuance costs, shares	[2]			3,616,487
Balance at Dec. 31, 2022				$ 5		58,277	(1,595)	(35,426)	21,261
Balance, shares at Dec. 31, 2022	[3]			5,912,223
Share-based compensation						280			280
Net loss								(5,402)	(5,402)
Other comprehensive income							(891)		(891)
Balance at Jun. 30, 2023				5		58,557	(2,486)	(40,828)	15,248
Balance at Dec. 31, 2022				$ 5		58,277	(1,595)	(35,426)	21,261
Balance, shares at Dec. 31, 2022	[3]			5,912,223
Share-based compensation						503			503
Net loss								(11,755)	(11,755)
Other comprehensive income							(819)		(819)
Balance at Dec. 31, 2023				$ 5		58,780	(2,414)	(47,181)	9,190
Balance, shares at Dec. 31, 2023	[3]			5,912,223
Share-based compensation						190			190
Net loss								(5,237)	(5,237)
Other comprehensive income							(106)		(106)
Public offering of shares, net of issuance costs				$ 5		7,550			7,555
Public offering of shares, net of issuance costs, shares				6,153,892
Reclassification of liability classified share-based compensation awards to equity (Note 8)						302			302
Balance at Jun. 30, 2024				$ 10		$ 66,822	$ (2,520)	$ (52,418)	$ 11,894
Balance, shares at Jun. 30, 2024				12,066,155

[1]	Adjusted to reflect reverse stock split, see Note 11
[2]	Adjusted to reflect reverse stock split, see Note 11
[3]	Adjusted to reflect reverse stock split, see Note 11